Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
CONTINGENCIES

Legal Matters
The Company is subject from time to time to various claims and lawsuits arising in the ordinary course of business, including lawsuits involving trade practices, lawsuits alleging violations of state and/or federal wage and hour laws (including alleged violations of meal and rest period laws and alleged misclassification issues), real estate disputes and other matters. Some of these suits purport or may be determined to be class actions and/or seek substantial damages.

It is management's opinion that although the amount of liability with respect to certain of the above matters cannot be ascertained at this time, any resulting liability of these and other matters, including any punitive damages, will not have a material adverse effect on the Company's financial statements taken as a whole.

Note P to the Company's consolidated financial statements in Exhibit 99.3 to the Current Report on Form 8-K provides information on certain litigation in which the Company is involved under the caption "Legal Matters." Except as noted below, there have been no subsequent material developments to these matters.

Since the announcement of the Merger, 12 purported class action complaints were filed by alleged stockholders of the Company against the Company, the individual directors of the Company, and against Cerberus Capital Management, L.P., AB Acquisition, Albertsons Holdings, Albertson’s LLC and/or Merger Sub.  Seven lawsuits were filed in the Delaware Court of Chancery, captioned Barnhard v. Safeway Inc., et al., C.A. No. 9445-VCL (March 13, 2014); Morales v. Safeway Inc., et al., C.A. No. 9455-VCL (March 18, 2014); Ogurkiewicz v. Safeway Inc., et al., C.A. No. 9454-VCL (March 18, 2014); Pipefitters Local 636 Defined Benefit Fund and Oklahoma Firefighters Pension and Retirement System v. Safeway Inc., et al., C.A. No. 9461-VCL (March 20, 2014); Cleveland Bakers and Teamsters Pension and Health & Welfare Funds v. Safeway Inc., et al., C.A. No. 9466-VCL (March 24, 2014); KBC Asset Management NV, Erste-Sparinvest Kapitalanlagegesellschaft m.b.H., Louisiana Municipal Police Employees’ Retirement System, and Bristol County Retirement System v. Safeway Inc., et al., C.A. No. 9492-VCL (March 31, 2014); and The City of Atlanta Firefighters’ Pension Fund v. Safeway Inc., et al., C.A. No. 9495-VCL (April 1, 2014), which have been consolidated by order of the Court as In Re Safeway Inc. Stockholders Litigation, Consol. C.A. 9445-VCL.

Four other lawsuits were filed in the Superior Court of the State of California, County of Alameda, and are captioned Lopez v. Safeway Inc., et al., Case No. HG14716651 (March 7, 2014); Groen v. Safeway Inc., et al., Case No. RG14716641 (March 7, 2014); Ettinger v. Safeway Inc., et al., Case No. RG14716842 (March 11, 2014); and Brockton Ret. Board v. Edwards, et. al., Case No. RG 14720450 (April 7, 2014). One lawsuit was filed in the United States District Court for the Northern District of California, and is captioned Steamfitters Local 449 Pensions Fund v. Safeway Inc., et al., Case No. 4:14-cv-01670 (April 10, 2014).

Each of the cases is purportedly brought on behalf of the Company stockholder class.  Collectively, the actions generally allege that the members of the Board breached their fiduciary duties in connection with the Merger because, among other things, the Merger involves an unfair price, a flawed sales process and preclusive deal protection devices.  The actions allege that the Company and various combinations of the Albertsons entities aided and abetted those alleged breaches of fiduciary duty.  Among other remedies, the lawsuits seek to enjoin the Merger, or in the event that an injunction is not entered and the Merger closes, rescission of the Merger or unspecified money damages, costs and attorneys’ and experts’ fees.  The Company believes these claims are entirely without merit, and intends to vigorously defend these actions.
Guarantees
Note S to the Company’s consolidated financial statements, under the caption “Guarantees”, in Exhibit 99.3 to the Current Report on Form 8-K, provides information on guarantees.

Commitments and Contingencies
Legal Matters  The Company is subject from time to time to various claims and lawsuits arising in the ordinary course of business, including lawsuits involving trade practices, lawsuits alleging violations of state and/or federal wage and hour laws (including alleged violations of meal and rest period laws and alleged misclassification issues), real estate disputes and other matters. Some of these suits purport or may be determined to be class actions and/or seek substantial damages.
In February 2012, Safeway was served with a subpoena issued by a group of California District Attorneys seeking documents and information related to the handling, disposal and reverse logistics of potential hazardous waste within the State. The subject matter of the subpoena relates to the handling and transportation of unsaleable household items, including, but not limited to, cleaners, aerosols, hair shampoos, dye, lotions, light bulbs, batteries, over-the-counter and similar items.
It is management's opinion that although the amount of liability with respect to certain of the above matters cannot be ascertained at this time, any resulting liability of these and other matters, including any punitive damages, will not have a material effect on the Company's financial statements taken as a whole.
Commitments  The Company has commitments under contracts for the purchase of property and equipment and for the construction of buildings, the purchase of energy and other purchase obligations. Portions of such contracts not completed at year end are not reflected in the consolidated financial statements. These purchase commitments were $381.3 million at year-end 2013.